Use of estimates and critical accounting judgements	12 Months Ended
Dec. 31, 2024
Use of estimates and critical accounting judgements
Use of estimates and critical accounting judgements	1.3. Use of estimates and critical
accounting judgments
The preparation of financial statements requires use of
management judgment in selecting and applying accounting
policies as well as making estimates and assumptions about
the future. These judgments, estimates and assumptions may
have a significant effect on the amounts recognized in the
financial statements.
The estimates and assumptions used in determining the
carrying amounts of assets and liabilities are based on
historical experience, expected outcomes and various other
factors that were available when these financial statements
were prepared, and they are believed to be reasonable under
the circumstances. The estimates and assumptions are
reviewed continually and revised if changes in circumstances occur, or as a result of new information. As estimates
and assumptions inherently contain a varying degree of
uncertainty, actual outcomes may differ resulting in
adjustments to the carrying amounts of assets and liabilities in subsequent periods.
The accounting matters listed below are determined to involve the most difficult, subjective or complex judgments, or are
considered as major sources of estimation uncertainty that
may have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year. Please refer to the specific notes for further information on the key accounting estimates and judgments.

Key accounting estimates and judgments	Note
Judgment related to recognition of deferred tax assets	2.5. Income taxes
Judgment related to classification of Submarine Networks as a discontinued operation	2.6. Discontinued operations
Estimate of pension and other post-employment benefit obligations	3.4. Pensions and other post-employment benefits
Critical accounting judgment
Nokia is subject to income taxes in the jurisdictions in
which it operates. Judgment is required in determining
current tax expense, uncertain tax positions, deferred
tax assets and deferred tax liabilities; and the extent to
which deferred tax assets can be recognized.
Estimates related to the recoverability of deferred tax
assets are based on forecast future taxable income
and tax planning strategies. Based on these estimates
and assumptions, at 31 December 2024, Nokia has
EUR 21 853 million (EUR 21 569 million in 2023) of
unused tax losses, unused tax credits and deductible
temporary differences for which no deferred tax assets
are recognized due to uncertainty of utilization. The
majority of the unrecognized deferred tax assets relate
to France.
The utilization of deferred tax assets is dependent on
future taxable profit in excess of the profit arising from
the reversal of existing taxable temporary differences.
The recognition of deferred tax assets is based on the
assessment of whether it is probable that sufficient
taxable profit will be available in the future to utilize the unused tax losses, unused tax credits and deductible
temporary differences before the unused tax losses
and unused tax credits expire. Recognition of deferred
tax assets involves judgment regarding the future
financial performance of the particular legal entity
or tax group that has recognized the deferred tax asset.
At 31 December 2022, Nokia re-recognized deferred
tax assets of EUR 2.5 billion related to Finland in the
statement of financial position.
Critical accounting judgment
Nokia classified its non-core standalone Submarine Networks business, a global provider of submarine communication networks, as held-for-sale and a discontinued operation following the announcement of its sale on 27 June 2024. For financial reporting purposes the Submarine Networks business had been a separate cash-generating unit within the
Network Infrastructure reportable segment. Judgment was applied in determining that the Submarine Networks business is a component of Nokia that represents a separate major line of business which should be presented as a discontinued operationAccounting policies
Nokia has various post-employment plans in accordance with the local conditions and practices in the countries in which it operates. Nokia’s defined benefit plans comprise pension schemes as well as other benefit plans providing post-employment healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose Nokia to various risks such as investment risk, interest rate risk, life expectancy risk, and regulatory/
compliance risk. The characteristics and extent of these risks vary depending on the legal, fiscal and economic requirements in each country as well as the impact of global events.
The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.
The costs of defined benefit plans are assessed using the projected unit credit method.
The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities most closely matching expected payouts of benefits. The plan assets are measured at fair value at the reporting date. The liability or asset recognized in the statement of financial position is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets adjusted for effects of any asset ceiling.
Actuarial valuations for defined benefit plans are performed annually or when a material plan amendment, curtailment or settlement occurs. Service cost related to employees’
service in the current period and past service cost resulting from plan amendments and curtailments, as well as gains and losses on settlements, are presented in cost of sales, research and development expenses or selling, general and administrative expenses. Net interest as well as pension plan administration costs not considered in determining the return on plan assets, are presented in financial income and expenses. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest, are recognized in other comprehensive income. Remeasurements are not reclassified to profit or loss in subsequent periods.
In a defined contribution plan, Nokia’s legal or constructive obligation is limited to the amount that it agrees to contribute to the plan. Nokia’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where Nokia does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.